Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended				44 Months Ended
	Apr. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)		Compensation Actually Paid to CEO(2)		Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (millions)(7)	Adjusted Operating Income (millions)(8)
	Augustus C. Griffin (First CEO)	David J. Colo (Second CEO)	Augustus C. Griffin (First CEO)	David J. Colo (Second CEO)			TSR(5)	Russell 2000 – Consumer Staples Index TSR(6)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	N/A	4,709,865	N/A	4,318,377	1,409,103	1,298,732	209.85	128.73	107.13	180.30
2022	N/A	4,069,977	N/A	5,284,166	1,345,585	1,371,973	225.52	116.57	108.87	148.97
2021	N/A	3,373,695	N/A	4,038,070	1,139,922	1,441,624	179.30	135.66	90.82	126.36
2020	1,194,892	1,859,171	1,075,003	2,026,211	826,587	818,709	98.58	123.23	40.35	54.24

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote		The amounts reported in columns (b) represent the compensation reported in the “Total” column of the Summary Compensation Table for Augustus C. Griffin and Mr. Colo for the years in which they served as CEO. For the years reported in the table, Mr. Griffin was our CEO from January 2020 to May 2020, and Mr. Colo was our CEO from May 2020 to December 2023. The amounts reported in column (d) represents the average of the amounts reported for the Other NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Bratcher, Mr. Gall, Mr. Landherr, and Mr. Pasagic; (ii) for 2022, Mr. Gall, Mr. Bratcher, David E. Dykstra, Stephen J. Glaser, Mr. Pasagic, and Erika Lapish; (iii) for 2021, Mr. Gall, Mr. Bratcher, Mr. Dykstra, and Mr. Glaser; and (iv) for 2020, Mr. Gall, David E. Rindom, Mr. Dykstra, and Mr. Glaser.
Peer Group Issuers, Footnote		The peer group reported in column (g) is the Russell 2000 – Consumer Staples Index. We used this index as our industry comparison index in the stock performance graph required by Item 201(e) of Regulation S-K as reported in our Annual Report on Form 10-K for the year ended December 31, 2023. Our TSR calculations differ in these disclosures from those disclosed in our 2023 proxy statement due to a change in methodology.
Adjustment To PEO Compensation, Footnote	The amounts reported in columns (c) represent the amount of CAP to Mr. Griffin and Mr. Colo, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Griffin and Mr. Colo during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Colo’s compensation for 203 to determine his CAP. Mr. Colo did not participate in a pension plan; therefore, no adjustment was made from the Summary Compensation Table totals related to pension value.

Year	Summary Compensation Table Total ($)	Minus:	Plus:	Compensation Actually Paid ($)
		Summary Compensation Table Stock Awards ($)	Equity Awards Adjustments(A) ($)
2023	4,709,865	2,147,608	1,756,120	4,318,377
(A)The equity award adjustments are shown in the following table.

Year	Year-End Fair Value of Equity Awards That Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Change in Fair Value from Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year-End of Equity Awards Granted in Prior Year and Forfeited During Year ($)	Change in Fair Value from Prior Year-End to this Year-End of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Total Equity Awards Adjustments ($)
2023	2,184,188	(103,120)	0	(324,948)	1,756,120

Non-PEO NEO Average Total Compensation Amount		$ 1,409,103	$ 1,345,585	$ 1,139,922	$ 826,587
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,298,732	1,371,973	1,441,624	818,709
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in column (e) represent the average amount of CAP to the Other NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Other NEOs for 2023 to determine CAP, using the same methodology described in footnote 2 above. The Other NEOs did not participate in a pension plan; therefore, no adjustment was made from the Summary Compensation Table totals related to pension value.

Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Minus:	Plus:	Average Compensation Actually Paid to Other NEOs ($)
		Average Reported Summary Compensation Table Stock Awards for Other NEOs ($)	Average Equity Adjustments for Other NEOs(A) ($)
2023	1,409,103	451,899	341,528	1,298,732
(A)     The equity award adjustments are shown in the following table.

Year	Average Year-End Fair Value of Equity Awards that Were Granted in the Applicable Year That Remained Outstanding and Unvested ($)	Average Change in Fair Value from Prior-Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value as of Prior Year-End of Equity Awards Granted in Prior Year and Forfeited During Year ($)	Average Change in Fair Value from Prior Year-End to this Year-End of Equity Awards Granted in a Prior Year That Remain Outstanding and Unvested ($)	Total Average Equity Awards Adjustments ($)
2023	414,424	(1,939)	0	(70,958)	341,528

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
As demonstrated by the following graph, the amount of CAP to Mr. Colo and Mr. Griffin and the average amount of CAP to the Other NEOs is aligned with our TSR over the four years presented in the table. The CAP aligns with our TSR over the period presented is because a significant portion of the CAP to Mr. Colo, Mr. Griffin, and the Other NEOs is comprised of equity awards. As described in more detail in “Compensation Discussion and Analysis,” our executive officer compensation program objectives are to align our compensation program with our business objectives and stockholders’ interests, to reward performance, to be externally competitive and internally equitable, and to retain talent on a long-term basis. In particular, our philosophy is to balance salary and benefits with incentive and equity compensation so that the interests of the executive officers are aligned with those of stockholders.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Colo and Mr. Griffin and the average amount of CAP to the Other NEOs is generally aligned with our net income over the four years presented in the table. While we do not use net income as a performance measure in the overall executive officer compensation program, the measure of net income is correlated with the measure of Adjusted Operating Income, which we use when setting goals for our STI and LTI programs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Operating Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Colo and Mr. Griffin and the average amount of CAP to the Other NEOs is generally aligned with our Adjusted Operating Income over the four years presented in the table. While we use several financial and non-financial performance measures for the purpose of evaluating performance for our executive officer compensation programs, we have determined that Adjusted Operating Income is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to Company performance.

Total Shareholder Return Vs Peer Group
TSR of the Company and TSR of the Russell 2000 – Consumer Staples Index
As demonstrated by the following graph, our TSR over the four-year period presented in the table was $209.85, while the TSR of the Russell 2000 – Consumer Staples Index was $128.73 over the four years presented in the table.

Tabular List, Table		Adjusted Operating Income •Adjusted EBITDA •Adjusted Basic Earnings Per Share
Total Shareholder Return Amount		$ 209.85	225.52	179.30	98.58
Peer Group Total Shareholder Return Amount		128.73	116.57	135.66	123.23
Net Income (Loss)		$ 107,130,000	$ 108,870,000	$ 90,820,000	$ 40,350,000
Company Selected Measure Amount		180,300,000	148,970,000	126,360,000	54,240,000
PEO Name	Augustus C. Griffin					Mr. Colo
Additional 402(v) Disclosure		TSR reported in column (h) is calculated based on a fixed investment of $100 made on December 31, 2019 through and including the end of the fiscal year for each year reported in the table, assuming dividend reinvestment. Our TSR calculations differ in these disclosures from those disclosed in our 2023 proxy statement due to a change in methodology.The amounts reported in column (h) represent the amount of net income reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Operating Income
Non-GAAP Measure Description		Our Company-selected measure is Adjusted Operating Income, a non-GAAP measure, as defined under “Compensation Discussion and Analysis.” While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Adjusted Operating Income is the financial performance measure that, in our assessment, represents the most important performance measure used by us to link CAP to our NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Basic Earnings Per Share
Colo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,709,865	$ 4,069,977	$ 3,373,695	$ 1,859,171
PEO Actually Paid Compensation Amount		4,318,377	$ 5,284,166	$ 4,038,070	2,026,211
Griffin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,194,892
PEO Actually Paid Compensation Amount					$ 1,075,003
PEO | Colo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,147,608
PEO | Colo [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,756,120
PEO | Colo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,184,188
PEO | Colo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(324,948)
PEO | Colo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(103,120)
PEO | Colo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		451,899
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		341,528
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		414,424
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(70,958)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,939)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0